Summary of Significant Accounting Policies (Details 1) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Finished goods		$ 104,153	$ 155,368
Work in progress		801,033	67,968
Total Inventory	$ 591,404	$ 905,186	$ 223,336